OTHER PAYABLES AND ACCRUALS	6 Months Ended
Jun. 30, 2024
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
20.   OTHER PAYABLES AND ACCRUALS

Other payables and accruals consist of the following:

In thousands of USD	At June 30, 2024	At December 31, 2023
Deposits from hosting customers	9,207	8,114
Payables for surtaxes	8,047	9,952
Accrued operating expenses	6,629	9,732
Payable to the former owners in Norway Acquisition (1)	6,094	-
Payables for staff-related costs	1,791	2,554
Restoration provision for leasehold land	1,364	1,363
Others	438	436
Total	33,570	32,151

(1)
Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination described in Note 6(b), and listed in other payables.

Except for the deposits from hosting customers, which are repayable to customers based on their respective contractual arrangements, and restoration provision for leasehold land, which is repayable upon the expiration of the lease, all other payables and accruals are expected to be settled within one year or are repayable on demand.